Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,147,561	$ 1,314,964	$ 1,348,916
BOLI Insurance [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	495,290	528,425	511,854
Mortgage Loan Origination Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	362,712	340,395	451,476
Other Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 289,559	$ 446,144	$ 385,586